FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2022 (Successor Period):

(In thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets:
Interest rate collar	$198	$—	$198	$—
Liabilities:
Derivative warrant liabilities - Public	$7,130	$7,130	$—	$—
Derivative warrant liabilities - Private	$11,181	$—	$11,181	$—